RECENT ACCOUNTING PRONOUNCEMENTS	12 Months Ended
Dec. 31, 2025
Recent Accounting Pronouncements
RECENT ACCOUNTING PRONOUNCEMENTS

NOTE 3 — RECENT ACCOUNTING PRONOUNCEMENTS

Recently Adopted Accounting Standards	Effective for periods beginning on or after

Amendments to IAS 21 - Lack of Exchangeability	January 1, 2025

The Company’s adoption of the standards above had no material impact on the consolidated financial statements in the year of initial application.

Recent Accounting Standards Not Yet Adopted	Effective for periods beginning on or after

Amendments to IFRS 7 and IFRS 9 - Classification and measurement of Financial Instruments	January 1, 2026
Amendments to IFRS 7 and IFRS 9 - Contracts Referencing Nature-dependent Electricity	January 1, 2026
Annual improvements to IFRS Accounting Standard-Volume 11	January 1, 2026
IFRS 18 Presentation and Disclosure in Financial Statements	January 1, 2027
IFRS 19 Subsidiaries without Public Accountability: Disclosures	January 1, 2027
Amendments to IFRS 10 Consolidated Financial Statements and IFRS 28 Investments in Associates and Joint Ventures: Sale or Contribution of Assets between an Investor and its Associate or Joint Venture	Date to be determined

IFRS 18 will replace IFRS 1 Presentation of Financial Statements, introducing new requirements that will help to achieve comparability of the financial performance of similar entities and provide more relevant information and transparency to users. Even though IFRS 18 will not impact the recognition or measurement of items in the financial statements, its impacts on presentation and disclosure are expected to be pervasive, in particular those related to the statement of financial performance (comprising of the statement of profit or loss and other comprehensive income) and providing management-defined performance measures within the financial statements.

Although the adoption of IFRS 18 will have no impact on the Group’s net profit, the Group expects that grouping items of income and expenses in the statement of profit or loss into the new categories will impact how operating profit is calculated and reported. The line items presented on the primary financial statements might change as a result of the application of the concept of ‘useful structured summary’ and the enhanced principles on aggregation and disaggregation.

Management is currently assessing the detailed implications of applying the new standard on the Group’s consolidated financial statements.